UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2004

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds     holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Criterion Capital Management, LLC
Address:	One Maritime Plaza, Suite 1460
		San Francisco, CA  94111

Form 13F File Number:	28-10866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	R. Daniel Beckham
Title:	Chief Operating Officer
Phone:	(415) 834-2417

Signature, Place and Date of Signing:

/s/ R. Daniel Beckham		San Francisco, CA	 October 31, 2004

Report Type (Check only one.):

_X_	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None.

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	34

Form 13F Information Table Value Total:		163,712 X 1000



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


<Page

NAME OF ISSUER                   TITLE OF    CUSIP       VALUE    SHARES   SH/    PUT/  INV  OTHER  VOTING AUTH
                                  CLASS                  X1000             PRN    CALL  DISC  MGR  SOLE  SHR NONE

ACXIOM CORPCMN                      COM    005125109       4439   187000   SH            Sole      187000
ADVENT SOFTWARE INC                 COM    007974108       2794   166000   SH            Sole      166000
AMERICAN TOWER SYSTEMS              COM    029912201       6861   447000   SH            Sole      447000
BLACKBAUD INC                       COM    09227Q100        619    63200   SH            Sole       63200
CAPITALSOURCE                       COM    14055X102       9986   447000   SH            Sole      447000
CENTRA SOFTWARE INC                 COM    15234X103       2883  1736900   SH            Sole     1736900
CHARTERMAC                          COM    160908109       5717   260000   SH            Sole      260000
COMFORT SYSTEMS USA INC             COM    199908104       1097   166200   SH            Sole      166200
CROWN CASTLE INTL CORP              COM    228227104       8207   551513   SH            Sole      551513
DEX MEDIA INC                       COM    25212E100       3836   181200   SH            Sole      181200
EMC CORPORATION MASS                COM    268648102       1846   160000   SH            Sole      160000
FACTSET RESEARCH SYSTEMS INC        COM    303075105       4362    90500   SH            Sole       90500
GOOGLE INC.                         COM    38259P508      12209    94202   SH            Sole       94202
INTL GAME TECHNOLOGY                COM    459902102       4314   120000   SH            Sole      120000
IRON MOUNTAIN INC                   COM    462846106       3724   110000   SH            Sole      110000
JANUS CAP GROUP INC                 COM    47102X105       3743   275000   SH            Sole      275000
MCAFEE INC                          COM    579064106       4201   209000   SH            Sole      209000
META GROUP INC                      COM    591002100       3582   755872   SH            Sole      755872
MICROSOFT CORPORATION               COM    594918104       3871   140000   SH            Sole      140000
MOODYS CORP                         COM    615369105       4029    55000   SH            Sole       55000
NAVTEQ CORPORATION                  COM    63936L100       7377   207000   SH            Sole      207000
NVIDIA CORP                         COM    67066G104        944    65000   SH            Sole       65000
ORACLE CORPORATION                  COM    68389X105       9306   825000   SH            Sole      825000
PEOPLESOFT INC                      COM    712713106       1985   100000   SH            Sole      100000
SEMICONDUCTOR HOLDERS TRUST         ETF    816636203       1512    50000   SH            Sole       50000
SONUS NETWORKS INC                  COM    835916107       3660   650000   SH            Sole      650000
SPECTRASITE INC                     COM    84761M104       9579   206000   SH            Sole      206000
SYMANTEC CORP                       COM    871503108       3842    70000   SH            Sole       70000
TEXAS INSTRUMENTS INC               COM    882508104       1809    85000   SH            Sole       85000
WIND RIVER SYSTEMS LTD              COM    973149107      16799  1377000   SH            Sole     1377000
YAHOO! INC                          COM    984332106       4069   120000   SH            Sole      120000
ZHONE TECHNOLOGIES INC              COM    98950P108       2542   828000   SH            Sole      828000
AMDOCS LIMITED                      COM    G02602103       7968   365000   SH            Sole      365000


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